Intangible Assets - Consist of intangible assets (Details) - IDoc Virtual Telehealth Solutions, Inc. - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill	$ 0	$ 95,076
Customer list, net		12,000
Ending balance		$ 107,076